COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Lease period	6 years
Monthly rental expenses	$ 207
Rent expense	2,934	$ 3,126	$ 2,758
Maximum possible litigation amount	$ 190